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                                              One Financial Way
                                              Cincinnati, Ohio 45242
                                              Post Office Box 237
[LOGO] OHIO NATIONAL                          Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                     Telephone: 513-794-6100


                                                                    May 5, 2006


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


          Re: File No. 333-40636, Ohio National Variable Account R Certification Under Rule 497(j)


Gentlemen:

I, John J. Palmer, Vice Chairman of the Depositor, Ohio National Life
Assurance Corporation, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 27, 2006.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this fifth day of May, 2006.


                                        Sincerely,

                                        /s/ JOHN J. PALMER
                                        ------------------------------------
                                        John J. Palmer, Vice Chairman


JJF/nh